SEGMENT INFORMATION (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenue		$ 349,990,753	$ 301,599,897	$ 323,199,694
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage		78.00%	57.00%	38.00%
Customer A [Member]
Segment Reporting Information [Line Items]
Revenue		$ 187,216,802	$ 57,858,670	$ 43,258,204
Another customer
Segment Reporting Information [Line Items]
Revenue		$ 84,225,661	$ 115,411,965	39,219,089
Customer C [Member]
Segment Reporting Information [Line Items]
Revenue	[1]			$ 39,099,677

[1]	Represents less than 10%